Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40626
Registrant Name	VTEX
Central Index Key	0001793663
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Harbour Place
Entity Address, Address Line Two	103 South Church Street
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1002
Title of 12(b) Security	Class A common shares, nominal value of US$0.0001
Trading Symbol	VTEX
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers
Auditor Location	Rio de Janeiro, Brazil
Auditor Firm ID	1351
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of VTEX and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations, comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Harbour Place
Entity Address, Address Line Two	103 South Church Street
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1002
Contact Personnel Name	Ricardo Camatta Sodré
Contact Personnel Email Address	investors@vtex.com
Country Region	1
City Area Code	345
Local Phone Number	949-8599
Class A Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	92,576,749
Class B Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	80,416,730